Selling Expenses - Summary Of Selling Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017
Disclosure of selling expenses [line items]
Commissions	€ 8,393	€ 10,225	€ 9,512
Advertising	7,145	12,687		€ 15,407
Total	105,250	114,997		118,254	[1]
Selling expenses [member]
Disclosure of selling expenses [line items]
Shipping and handling costs	35,513	40,765		40,952
Labour costs	23,782	24,772		26,210
Depreciation and amortization	11,805	2,274		2,124
Customs Duty	9,261	2,860
Commissions	8,393	10,225		9,512
Advertising	7,145	12,687		15,407
Utilities	2,457	2,394		2,301
Fairs	1,864	2,308		2,896
Commercial insurance cost	700	532		496
Promotion	651	920		1,252
Leases	649	12,553		11,946
Credit insurance cost	591	579		563
Samples	519	995		1,295
Consultancy	305	630		1,020
Other	1,615	503		2,280
Total	€ 105,250	€ 114,997		€ 118,254

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5(c).